Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	$ (45,880)	$ (47,760)	$ 66,412	$ 62,279	$ 23,253
Cash flow from investing activities:
Acquisitions, net of cash acquired	(234,870)	(60,779)	(61,601)	(48,757)	(161,073)
Purchase of property, plant and equipment	(49,260)	(40,528)	(65,999)	(45,488)	(38,656)
Proceeds from the sale of property, plant, and equipment	5,985	7,086	16,085	8,836	7,157
Other	757			69	241
Proceeds from the sale of investments					241
Net cash used for investing activities	(277,388)	(94,221)	(111,515)	(85,340)	(192,331)
Cash flow from financing activities:
Proceeds from investment by member	24,350				103,630
Net proceeds from debt issuance	424,750	189,681	230,817	713,361	96,748
Loans received from and payments made on loans from other Summit Companies	0
Payments on long-term debt	(109,246)	(61,343)	(188,424)	(697,438)	(49,000)
Payments on acquisition-related liabilities	(4,259)	(3,426)	(9,801)	(7,519)	(4,593)
Financing costs	(6,354)	(2,707)
Other	(88)		(3)	(702)	(10)
Net cash (used for) provided by financing activities	329,153	122,205	32,589	7,702	146,775
Net decrease (increase) in cash	5,885	(19,776)	(12,514)	(15,359)	(22,303)
Cash-beginning of period	14,917	27,431	27,431	42,790	65,093
Cash-end of period	20,802	7,655	14,917	27,431	42,790
Summit Materials LLC (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	(18,665)	(28)	(232)	4,845	(824)
Cash flow from investing activities:
Acquisitions, net of cash acquired	(181,754)
Purchase of property, plant and equipment	(2,428)	(766)	(3,359)	(762)	(11)
Proceeds from the sale of property, plant, and equipment	0
Other	0
Cash contribution to affiliates					(135,530)
Net cash used for investing activities	(184,182)	(766)	(3,359)	(762)	(135,541)
Cash flow from financing activities:
Proceeds from investment by member	24,350				103,630
Net proceeds from debt issuance	424,750	189,681	230,817	713,378
Loans received from and payments made on loans from other Summit Companies	(123,441)	(124,587)	(29,121)	(25,371)
Payments on long-term debt	(104,060)	(61,343)	(188,424)	(697,438)
Payments on acquisition-related liabilities	(1,000)
Financing costs	(6,354)	(2,707)
Other	(88)		(3)	(656)
Net cash (used for) provided by financing activities	214,157	1,044	13,269	(10,087)	103,630
Net decrease (increase) in cash	11,310	250	9,678	(6,004)	(32,735)
Cash-beginning of period	10,375	697	697	6,701	39,436
Cash-end of period	21,685	947	10,375	697	6,701
Non-Wholly-Owned Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	(13,153)	(12,542)	9,003	12,806	3,808
Cash flow from investing activities:
Acquisitions, net of cash acquired	0
Purchase of property, plant and equipment	(11,829)	(15,214)	(24,896)	(12,174)	(5,933)
Proceeds from the sale of property, plant, and equipment	0		3	69	168
Other	0
Net cash used for investing activities	(11,829)	(15,214)	(24,893)	(12,105)	(5,765)
Cash flow from financing activities:
Proceeds from investment by member	0
Net proceeds from debt issuance	0			(17)	36,456
Loans received from and payments made on loans from other Summit Companies	25,234	27,367	15,502	(295)
Payments on long-term debt	(254)				(34,500)
Payments on acquisition-related liabilities	0
Financing costs	0
Other	0
Net cash (used for) provided by financing activities	24,980	27,367	15,502	(312)	1,956
Net decrease (increase) in cash	(2)	(389)	(388)	389	(1)
Cash-beginning of period	9	397	397	8	9
Cash-end of period	7	8	9	397	8
Wholly-Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	(13,412)	(39,989)	44,746	36,649	17,262
Cash flow from investing activities:
Acquisitions, net of cash acquired	(53,116)	(60,779)	(61,601)	(48,757)	(161,073)
Purchase of property, plant and equipment	(34,666)	(23,514)	(36,629)	(31,818)	(31,210)
Proceeds from the sale of property, plant, and equipment	5,912	7,086	16,020	8,577	6,880
Other	(409)			69
Proceeds from the sale of investments					377
Net cash used for investing activities	(82,279)	(77,207)	(82,210)	(71,929)	(185,026)
Cash flow from financing activities:
Proceeds from investment by member	0				135,530
Net proceeds from debt issuance	0				60,292
Loans received from and payments made on loans from other Summit Companies	104,121	100,970	19,726	39,783
Payments on long-term debt	(4,932)				(14,500)
Payments on acquisition-related liabilities	(3,259)	(3,426)	(9,801)	(7,519)	(4,593)
Financing costs	0
Other	(1,000)
Net cash (used for) provided by financing activities	94,930	97,544	9,925	32,264	176,729
Net decrease (increase) in cash	(761)	(19,652)	(27,539)	(3,016)	8,965
Cash-beginning of period	3,442	30,981	30,981	33,997	25,032
Cash-end of period	2,681	11,329	3,442	30,981	33,997
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	168	4,799	12,895	8,217	2,586
Cash flow from investing activities:
Acquisitions, net of cash acquired	0
Purchase of property, plant and equipment	(337)	(1,034)	(1,115)	(734)	(1,502)
Proceeds from the sale of property, plant, and equipment	73		62	190	109
Other	0
Proceeds from the sale of investments					(136)
Net cash used for investing activities	(264)	(1,034)	(1,053)	(544)	(1,529)
Cash flow from financing activities:
Proceeds from investment by member	1,166				421
Net proceeds from debt issuance	0
Loans received from and payments made on loans from other Summit Companies	22	(4,338)	(8,891)	(8,793)
Payments on long-term debt	0
Payments on acquisition-related liabilities	0
Financing costs	0
Other	0			(284)	(10)
Net cash (used for) provided by financing activities	1,188	(4,338)	(8,891)	(9,077)	411
Net decrease (increase) in cash	1,092	(573)	2,951	(1,404)	1,468
Cash-beginning of period	3,631	680	680	2,084	616
Cash-end of period	4,723	107	3,631	680	2,084
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	(818)			(238)	421
Cash flow from investing activities:
Acquisitions, net of cash acquired	0
Purchase of property, plant and equipment	0
Proceeds from the sale of property, plant, and equipment	0
Other	1,166
Cash contribution to affiliates					135,530
Net cash used for investing activities	1,166				135,530
Cash flow from financing activities:
Proceeds from investment by member	(1,166)				(135,951)
Net proceeds from debt issuance	0
Loans received from and payments made on loans from other Summit Companies	(5,936)	588	2,784	(5,324)
Payments on long-term debt	0
Payments on acquisition-related liabilities	0
Financing costs	0
Other	1,000			238
Net cash (used for) provided by financing activities	(6,102)	588	2,784	(5,086)	(135,951)
Net decrease (increase) in cash	(5,754)	588	2,784	(5,324)
Cash-beginning of period	(2,540)	(5,324)	(5,324)
Cash-end of period	$ (8,294)	$ (4,736)	$ (2,540)	$ (5,324)